INTANGIBLE ASSETS - 2022 Table (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
INTANGIBLE ASSETS
Beginning balance	$ 483,354	$ 427,124
Ending balance		483,354
Spin Out of Clinical Operations to Field Trip H & W
INTANGIBLE ASSETS
Beginning balance	483,354
Ending balance		483,354
Cost
INTANGIBLE ASSETS
Beginning balance	712,450	490,285
Additions		222,165
Ending balance		712,450
Cost | Spin Out of Clinical Operations to Field Trip H & W
INTANGIBLE ASSETS
Beginning balance	712,450
Additions	14,264
Ending balance		712,450
Accumulated depreciation
INTANGIBLE ASSETS
Beginning balance	(229,096)	(63,161)
Amortization expense		(165,935)
Ending balance		(229,096)
Accumulated depreciation | Spin Out of Clinical Operations to Field Trip H & W
INTANGIBLE ASSETS
Beginning balance	(229,096)
Amortization expense	(46,677)
Ending balance		(229,096)
Field Trip Health Website
INTANGIBLE ASSETS
Beginning balance	94,306	132,057
Ending balance		94,306
Field Trip Health Website | Spin Out of Clinical Operations to Field Trip H & W
INTANGIBLE ASSETS
Beginning balance	94,306
Ending balance		94,306
Field Trip Health Website | Cost
INTANGIBLE ASSETS
Beginning balance	182,905	175,314
Additions		7,591
Ending balance		182,905
Field Trip Health Website | Cost | Spin Out of Clinical Operations to Field Trip H & W
INTANGIBLE ASSETS
Beginning balance	182,905
Ending balance		182,905
Field Trip Health Website | Accumulated depreciation
INTANGIBLE ASSETS
Beginning balance	(88,599)	(43,257)
Amortization expense		(45,342)
Ending balance		(88,599)
Field Trip Health Website | Accumulated depreciation | Spin Out of Clinical Operations to Field Trip H & W
INTANGIBLE ASSETS
Beginning balance	(88,599)
Amortization expense	(11,400)
Ending balance		(88,599)
Field Trip Health Portal
INTANGIBLE ASSETS
Beginning balance	180,664	155,126
Ending balance		180,664
Field Trip Health Portal | Spin Out of Clinical Operations to Field Trip H & W
INTANGIBLE ASSETS
Beginning balance	180,664
Ending balance		180,664
Field Trip Health Portal | Cost
INTANGIBLE ASSETS
Beginning balance	251,263	165,854
Additions		85,409
Ending balance		251,263
Field Trip Health Portal | Cost | Spin Out of Clinical Operations to Field Trip H & W
INTANGIBLE ASSETS
Beginning balance	251,263
Ending balance		251,263
Field Trip Health Portal | Accumulated depreciation
INTANGIBLE ASSETS
Beginning balance	(70,599)	(10,728)
Amortization expense		(59,871)
Ending balance		(70,599)
Field Trip Health Portal | Accumulated depreciation | Spin Out of Clinical Operations to Field Trip H & W
INTANGIBLE ASSETS
Beginning balance	(70,599)
Amortization expense	(16,568)
Ending balance		(70,599)
Trip App
INTANGIBLE ASSETS
Beginning balance	208,384	139,941
Ending balance		208,384
Trip App | Spin Out of Clinical Operations to Field Trip H & W
INTANGIBLE ASSETS
Beginning balance	208,384
Ending balance		208,384
Trip App | Cost
INTANGIBLE ASSETS
Beginning balance	278,282	149,117
Additions		129,165
Ending balance		278,282
Trip App | Cost | Spin Out of Clinical Operations to Field Trip H & W
INTANGIBLE ASSETS
Beginning balance	278,282
Additions	14,264
Ending balance		278,282
Trip App | Accumulated depreciation
INTANGIBLE ASSETS
Beginning balance	(69,898)	(9,176)
Amortization expense		(60,722)
Ending balance		(69,898)
Trip App | Accumulated depreciation | Spin Out of Clinical Operations to Field Trip H & W
INTANGIBLE ASSETS
Beginning balance	(69,898)
Amortization expense	$ (18,709)
Ending balance		$ (69,898)